Cover	Oct. 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 15, 2026
Entity File Number	001-41375
Entity Registrant Name	Actelis Networks, Inc.
Entity Central Index Key	0001141284
Entity Tax Identification Number	52-2160309
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	710 Lakeway Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Sunnyvale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94805
City Area Code	510
Local Phone Number	545-1045
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false